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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Equity Income Fund
	Schedule of Investments 01/31/2011

Shares		Value

	COMMON STOCKS - 99.1%
	Energy - 12.8%
	Integrated Oil & Gas - 7.7%
176,400	Chevron Corp.	$16,745,652
201,160	ConocoPhillips	14,374,894
524,800	Marathon Oil Corp.	23,983,360
471,700	QEP Resources, Inc.	19,169,888
		$74,273,794
	Oil & Gas Drilling - 1.5%
242,300	Helmerich & Payne Inc.	$14,230,279
	Oil & Gas Exploration & Production - 2.2%
445,800	EQT Corp. (b)	$21,483,102
	Oil & Gas Storage & Transportation - 1.4%
496,100	Spectra Energy Corp.	$13,012,703
	Total Energy	$122,999,878
	Materials - 9.1%
	Diversified Chemical - 1.7%
330,800	E.I. du Pont de Nemours and Co.	$16,764,944
	Diversified Metals & Mining - 2.5%
261,600	Compass Minerals International, Inc. (b)	$24,033,192
	Paper Packaging - 0.7%
193,800	Sonoco Products Co. (b)	$6,889,590
	Specialty Chemicals - 4.2%
145,400	Ecolab, Inc.	$7,224,926
872,100	Valspar Corp. (b)	32,590,377
		$39,815,303
	Total Materials	$87,503,029
	Capital Goods - 10.0%
	Aerospace & Defense - 1.5%
89,200	Lockheed Martin Corp.	$7,100,320
103,900	Northrop Grumman Corp. (b)	7,200,270
		$14,300,590
	Construction & Farm Machinery & Heavy Trucks - 0.8%
290,700	Trinity Industries, Inc. (b)	$8,107,623
	Electrical Component & Equipment - 1.8%
290,700	Emerson Electric Co.	$17,116,416
	Industrial Machinery - 5.9%
977,075	Gorman-Rupp Co. (b)	$31,051,444
61,342	Illinois Tool Works, Inc.	3,281,184
193,800	Snap-On Inc.	10,974,894
237,400	The Timken Co.	11,162,548
		$56,470,070
	Total Capital Goods	$95,994,699
	Commercial Services & Supplies - 0.7%
	Office Services & Supplies - 0.7%
218,000	Mine Safety Appliances Co.	$6,797,240
	Total Commercial Services & Supplies	$6,797,240
	Transportation - 1.1%
	Railroads - 1.1%
80,500	CSX Corp.	$5,683,300
77,900	Norfolk Southern Corp.	4,766,701
		$10,450,001
	Total Transportation	$10,450,001
	Automobiles & Components - 3.4%
	Auto Parts & Equipment - 3.4%
840,000	Johnson Controls, Inc.	$32,247,600
	Total Automobiles & Components	$32,247,600
	Consumer Durables & Apparel - 1.4%
	Apparel, Accessories & Luxury Goods - 1.4%
164,700	VF Corp. (b)	$13,623,984
	Total Consumer Durables & Apparel	$13,623,984
	Consumer Services - 1.3%
	Leisure Facilities - 1.3%
721,917	Cedar Fair, L.P.	$12,835,684
	Total Consumer Services	$12,835,684
	Media - 0.7%
	Publishing - 0.7%
193,800	Reed Elsevier Plc (b)	$6,905,094
	Total Media	$6,905,094
	Retailing - 2.5%
	Distributors - 1.5%
271,300	Genuine Parts Co. (b)	$14,039,775
	Home Improvement Retail - 1.0%
387,600	Lowe's Companies, Inc.	$9,612,480
	Total Retailing	$23,652,255
	Food & Drug Retailing - 0.9%
	Food Distributors - 0.9%
290,700	Sysco Corp.	$8,470,998
	Total Food & Drug Retailing	$8,470,998
	Food Beverage & Tobacco - 7.7%
	Packaged Foods & Meats - 7.7%
319,800	General Mills, Inc.	$11,122,644
564,550	H.J. Heinz Co., Inc.	26,816,125
361,400	Hershey Foods Corp. (b)	16,873,766
833,000	Sara Lee Corp.	14,136,010
80,400	The J.M. Smucker Co.	4,997,664
		$73,946,209
	Total Food Beverage & Tobacco	$73,946,209
	Household & Personal Products - 2.5%
	Household Products - 2.5%
178,100	Clorox Co. (b)	$11,200,709
160,757	Colgate-Palmolive Co.	12,341,315
		$23,542,024
	Total Household & Personal Products	$23,542,024
	Health Care Equipment & Services - 2.4%
	Health Care Equipment - 2.4%
219,800	Baxter International, Inc.	$10,658,102
145,400	Becton, Dickinson & Co.	12,060,930
		$22,719,032
	Total Health Care Equipment & Services	$22,719,032
	Pharmaceuticals & Biotechnology - 5.9%
	Pharmaceuticals - 5.9%
297,100	Abbott Laboratories, Inc.	$13,417,036
522,800	Bristol-Myers Squibb Co.	13,164,104
269,400	Eli Lilly & Co.	9,367,038
361,405	Merck & Co., Inc.	11,987,804
484,500	Pfizer, Inc.	8,827,590
		$56,763,572
	Total Pharmaceuticals & Biotechnology	$56,763,572
	Banks - 5.5%
	Diversified Banks - 2.8%
726,800	U.S. Bancorp	$19,623,600
230,100	Wells Fargo & Co.	7,459,842
		$27,083,442
	Regional Banks - 2.2%
126,000	PNC Bank Corp.	$7,560,000
436,100	SunTrust Banks, Inc.	13,270,523
		$20,830,523
	Thrifts & Mortgage Finance - 0.5%
242,300	New York Community Bancorp Inc. (b)	$4,438,936
	Total Banks	$52,352,901
	Diversified Financials - 2.6%
	Asset Management & Custody Banks - 1.7%
164,700	Northern Trust Corp.	$8,561,106
244,200	The Bank of New York Mellon Corp.	7,626,366
		$16,187,472
	Consumer Finance - 0.9%
193,800	American Express Co.	$8,407,044
	Total Diversified Financials	$24,594,516
	Insurance - 5.7%
	Life & Health Insurance - 1.3%
221,700	Aflac, Inc.	$12,765,486
	Property & Casualty Insurance - 4.4%
397,500	Chubb Corp.	$23,027,175
247,100	Cincinnati Financial Corp. (b)	7,917,084
203,500	The Traveler Companies, Inc.	11,448,910
		$42,393,169
	Total Insurance	$55,158,655
	Real Estate - 1.7%
	Office Real Estate Investment Trust - 0.8%
96,900	Alexandria Real Estate Equities, Inc. (b)	$7,465,176
	Specialized Real Estate Investment Trust - 0.9%
242,300	Nationwide Health Properties, Inc.	$9,098,365
	Total Real Estate	$16,563,541
	Software & Services - 0.5%
	Data Processing & Outsourced Services - 0.5%
96,900	Automatic Data Processing, Inc.	$4,641,510
	Total Software & Services	$4,641,510
	Technology Hardware & Equipment - 0.8%
	Computer Hardware - 0.8%
164,700	Hewlett-Packard Co.	$7,525,143
	Total Technology Hardware & Equipment	$7,525,143
	Semiconductors - 5.6%
	Semiconductor Equipment - 0.5%
290,700	Applied Materials, Inc.	$4,561,083
	Semiconductors - 5.1%
397,600	Analog Devices, Inc.	$15,438,808
426,400	Intel Corp.	9,150,544
484,500	Microchip Technology, Inc. (b)	17,669,715
213,200	Xilinx, Inc. (b)	6,865,040
		$49,124,107
	Total Semiconductors	$53,685,190
	Telecommunication Services - 4.0%
	Integrated Telecommunication Services - 4.0%
290,700	AT&T Corp.	$8,000,064
423,500	CenturyLink, Inc. (b)	18,312,140
78,293	Frontier Communications Corp.	717,947
326,184	Verizon Communications, Inc.	11,618,674
		$38,648,825
	Total Telecommunication Services	$38,648,825
	Utilities - 10.3%
	Electric Utilities - 3.0%
361,150	American Electric Power Co., Inc.	$12,885,832
147,800	DPL, Inc.	3,869,404
319,500	Southern Co.	12,019,590
		$28,774,826
	Gas Utilities - 3.6%
380,000	AGL Resources, Inc.	$13,946,000
126,000	National Fuel Gas Co.	8,610,840
671,700	Questar Corp.	11,707,731
		$34,264,571
	Multi-Utilities - 3.7%
270,072	Consolidated Edison, Inc.	$13,479,294
513,600	NSTAR (b)	22,279,968
		$35,759,262
	Total Utilities	$98,798,659
	TOTAL COMMON STOCKS
	(Cost $660,010,918)	$950,420,239
Principal
Amount ($)	TEMPORARY CASH INVESTMENTS - 9.5%	Value
	Securities Lending Collateral - 9.5% (c)
	Certificates of Deposit:
2,901,324	Bank of Nova Scotia, 0.35%, 9/29/11	$2,901,324
2,030,927	BBVA Group NY, 0.86%, 7/26/11	2,030,927
1,450,662	BNP Paribas Bank NY, 0.29%, 2/8/11	1,450,662
2,901,324	Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	2,901,324
2,901,324	DnB NOR Bank ASA NY, 0.25%, 3/7/11	2,901,324
1,450,581	National Australia Bank NY, 0.32%, 10/19/11	1,450,581
2,901,324	Nordea NY, 0.3%, 4/13/11	2,901,324
2,901,324	RoboBank Netherland NV NY, 0.31%, 8/8/11	2,901,324
2,901,324	Royal Bank of Canada NY, 0.42%, 12/2/11	2,901,324
1,450,662	SocGen NY, 0.30%, 2/10/11	1,450,662
2,901,324	Westpac Banking Corp. NY, 0.42%, 12/6/11	2,901,324
		$26,692,100
	Commercial Paper:
1,160,530	American Honda Finance, 0.35%, 1/11/12	$1,160,530
1,164,005	American Honda Finance, 1.05%, 6/20/11	1,164,005
1,065,215	Australia & New Zealand Banking Group, 0.89%, 8/4/11	1,065,215
2,953,690	Caterpillar Financial Services Corp., 1.05%, 6/24/11	2,953,690
870,353	CHARFD, 0.26%, 2/8/11	870,353
1,450,651	FAIRPP, 0.27%, 2/2/11	1,450,651
1,489,856	FAIRPP, 0.27%, 3/7/11	1,489,856
2,901,518	Federal Home Loan Bank, 0.35%, 6/1/11	2,901,518
1,451,028	General Electric Capital Corp., 0.39%, 4/28/11	1,451,028
290,040	General Electric Capital Corp., 0.38%, 6/6/11	290,040
2,900,497	OLDLLC, 0.27%, 3/11/11	2,900,497
1,740,625	Parfin, 0.27%, 2/14/11	1,740,625
2,901,135	SEB, 0.39%, 2/7/11	2,901,135
1,449,603	SOCNAM, 0.37%, 4/14/11	1,449,603
1,740,591	STDFIN, 0.6%, 2/8/11	1,740,591
2,901,304	STRAIT, 0.25%, 2/2/11	2,901,304
1,450,651	TBLLC, 0.27%, 2/2/11	1,450,651
2,901,324	Toyota Motor Credit Corp., 0.42%, 9/8/11	2,901,324
1,160,421	VARFUN, 0.26%, 2/14/11	1,160,421
1,739,776	VARFUN, 0.27%, 4/20/11	1,739,776
1,740,813	Wachovia, 0.40%, 3/22/11	1,740,813
1,161,203	Wachovia, 0.43%, 10/15/11	1,161,203
		$38,584,829
	Tri-party Repurchase Agreements:
854,440	Barclays Capital Plc, 0.21%, 2/1/11	$854,440
1,450,662	Deutsche Bank Securities, Inc., 0.21%, 2/1/11	1,450,662
5,802,648	HSBC Bank USA NA, 0.21%, 2/1/11	5,802,648
8,703,972	RBS Securities, Inc., 0.22%, 2/1/11	8,703,972
		$16,811,722
Shares	Money Market Mutual Funds:
4,351,986	Dreyfus Preferred Money Market Fund	$4,351,986
4,351,986	Fidelity Prime Money Market Fund	4,351,986
		$8,703,972
	Total Securities Lending Collateral	$90,792,623
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $90,792,623)	$90,792,623
	TOTAL INVESTMENT IN SECURITIES - 108.5%
	(Cost $750,803,541) (a)	$1,041,212,862
	OTHER ASSETS AND LIABILITIES - (8.5)%	$(81,769,431)
	TOTAL NET ASSETS - 100.0%	$959,443,431

(A.D.R.)	American Depositary Receipt

+	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a)	At January 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $761,765,241 was as follows:

	Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$289,418,451

	Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(9,970,830)

	Net unrealized gain	$279,447,621

(b)	At January 31, 2011, the following securities were out on loan:

Shares	Description	Value
50,000	Alexandria Real Estate Equities, Inc.	$3,852,000
189,500	CenturyLink, Inc.	8,193,890
194,800	Cincinnati Financial Corp.	6,241,392
5,500	Clorox Co.	345,895
3,900	Compass Minerals International, Inc.	358,293
24,400	EQT Corp.	1,175,836
28,000	Genuine Parts Co.	1,449,000
126,732	Gorman-Rupp Co.	4,027,543
60,000	Hershey Foods Corp.	2,801,400
479,600	Microchip Technology, Inc.	17,491,012
238,500	New York Community Bancorp Inc.	4,369,320
8,500	Northrop Grumman Corp.	589,050
496,800	NSTAR	21,551,184
19,100	Reed Elsevier Plc	680,533
600	Sonoco Products Co.	21,330
3,100	Trinity Industries, Inc.	86,459
162,800	VF Corp.	13,466,816
54,500	Valspar Corp.	2,036,665
149,600	Xilinx, Inc.	4,817,120
	Total	$93,554,738

(c)	Security lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets:
	Level 1	Level 2	Level 3	Total

Common Stocks	$950,420,239	$-	$-	$950,420,239
Temporary Cash Investments	-	82,088,651	-	82,088,651
Money Market Mutual Funds	8,703,972	-	-	8,703,972
Total	$959,124,211	$82,088,651	$-	$1,041,212,862

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.